Cover Document	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Open Text Corp
Entity Incorporation, State or Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Central Index Key	0001002638
Amendment Flag	false
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	519
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false